EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net earnings (loss)	$ (70,538)	$ (24,610)	$ 4,518
Weighted average shares used in computation of:
Basic (in shares)	36,166	36,019	32,356
Assumed conversion (in shares)	0	0	537
Diluted (in shares)	36,166	36,019	32,893
Net earnings (loss) per share (in dollars):
Earnings Per Share, Basic	$ (1.95)	$ (0.68)	$ 0.14
Diluted earnings per share - (in dollars)	$ (1.95)	$ (0.68)	$ 0.14